REVENUE - Schedule of Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract balances [Line Items]
Opening balance	$ 298	$ 159
Additions (net in the period)	186	49
Alliance/Aux Sable Acquisition	0	144
Revenue recognized from contract liabilities	(43)	(44)
Transfers to trade payables and other	(97)	0
Disposition	0	(10)
Closing balance	344	298
Less current portion	(39)	(43)
Ending balance	305	255
Right To Use Cedar Transportation And Liquefaction Capacity
Contract balances [Line Items]
Additions (net in the period)	176
Take-or-Pay
Contract balances [Line Items]
Opening balance	1	1
Additions (net in the period)	0	0
Alliance/Aux Sable Acquisition	0	0
Revenue recognized from contract liabilities	0	0
Transfers to trade payables and other	0	0
Disposition	0	0
Closing balance	1	1
Less current portion	(1)	(1)
Ending balance	0	0
Other Contract Liabilities
Contract balances [Line Items]
Opening balance	297	158
Additions (net in the period)	186	49
Alliance/Aux Sable Acquisition	0	144
Revenue recognized from contract liabilities	(43)	(44)
Transfers to trade payables and other	(97)	0
Disposition	0	(10)
Closing balance	343	297
Less current portion	(38)	(42)
Ending balance	$ 305	$ 255